Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information
32.	Segment information

The Company operates in one segment, based on financial information that is available and evaluated by the Company’s Board of Directors. The Company’s head office is located in Montreal, Quebec. The operations of the Company are located in three geographic areas: Canada, Italy and India.

The following is a summary of the Company’s total revenues by geography:

	2021	2020
	$	$
Canada	7,395,312	5,828,186
United States	7,535,411	1,463,510
Europe	2,576,884	265,711
Mexico	786,154	174,818
Asia	420,268	—
Israel	491	4,007
Saudi Arabia	7,019,954	9,523,353
China	134,664	296,031
South America	1,475,607	181,184
India	3,723,605	—
Africa	—	38,229
	31,068,350	17,775,029

Revenue by product line and revenues recognized by revenue recognition method are presented in note 6.

32.	Segment information (continued)

The following is a summary of selected asset categories by geographic market, at December 31:

	2021				2020
	$	$	$	$	$
	Canada	Italy	India	Total	Total
Property and equipment	3,685,974	—	26,963	3,712,937	2,529,570
Right-of-use assets	5,765,993	—	—	5,765,993	3,701,000
Intangible assets	2,774,198	—	—	2,774,198	905,614
Goodwill	2,660,607	—	—	2,660,607	—

In 2020, the asset categories above were all located in Canada.